As filed with the Securities and Exchange Commission on January 24, 2014
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 165	[X]

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 169	[X]

(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on February 24, 2014 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 24, 2014 as the new effective date for Post-Effective Amendment No. 156 to the Registration Statement filed on October 25, 2013 for the CV U. S. High Yield Fund.  Previously, the filing of Post-Effective Amendment No. 160 delayed the effective date until January 24, 2014.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 156 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 24th day of January, 2014.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey
Katherine M. Honey
Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	January 24, 2014
Jack E. Brinson

*	Trustee and Chairman	January 24, 2014
James H. Speed, Jr.

*	Trustee	January 24, 2014
J. Buckley Strandberg

*	Trustee	January 24, 2014
Michael G. Mosley

*	Trustee	January 24, 2014
Theo H. Pitt, Jr.

*	President, RiskX Funds	January 24, 2014
D. Jerry Murphey

*	Treasurer, RiskX Funds	January 24, 2014
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	January 24, 2014
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	January 24, 2014
Craig L. Lukin

*	President and Treasurer,	January 24, 2014
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	January 24, 2014
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	January 24, 2014
J. Philip Bell

	*	Treasurer, Crescent Funds	January 24, 2014
Walter B. Todd, III

	*	President, Arin Funds	January 24, 2014
Joseph J. DeSipio

	*	Treasurer, Arin Funds	January 24, 2014
Lawrence H. Lempert

	*	President,	January 24, 2014
	Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

	*	President and Treasurer,	January 24, 2014
	Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

	*	President,	January 24, 2014
	Steven M. MacNamara	Horizons West Multi-Strategy Hedged Income Fund

	*	Treasurer of the CV U S. High Yield Fund, and	January 24, 2014
	Brenda A. Smith	Horizons West Multi-Strategy Hedged Income Fund; President and Treasurer of CV Asset Allocation Fund, Caritas All-Cap Growth Fund, and Presidio Multi-Strategy Fund

	*	President, QCI Balanced Fund	January 24, 2014
H. Edward Shill

	*	Treasurer, QCI Balanced Fund	January 24, 2014
Gerald Furciniti

* By:	/s/ Katherine M. Honey	Dated: January 24, 2014
Katherine M. Honey Secretary and Attorney-in-Fact